Combined and Condensed Consolidated Statements of Stockholder's Equity (Parenthetical) - $ / shares	3 Months Ended	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
Combined and Condensed Consolidated Statements of Stockholder's Equity
Dividends to stockholders (in dollars per share)	$ 0.24	$ 0.74